Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

15. LEASES

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	$6,383	$9,230

Lease liabilities – current	$(2,250)	$(3,014)
Lease liabilities – non-current	(4,804)	(7,075)
Total operating lease liabilities	$(7,054)	$(10,089)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2024	2023	2022
Operating lease expense	$2,767	$2,383	$769
Short-term lease expense	314	2,252	508
Lease termination expense	74	-	-
Total lease expense	$3,155	$4,635	$1,277

Short-term leases included lease of Tianjin offices, warehouse and others with a term of 12 months or less, which were excluded from the recognition of right-of-use assets or lease liabilities.

Both operating lease expense, short-term lease expense and termination expense are recognized as general and administrative expenses and other expense.

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term (in years)	2.99	3.75
Weighted-average discount rate	4.31%	3.93%

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the year ended December 31,	Amounts
2025	$2,510
2026	2,775
2027	2,029
2028	349
Thereafter	-
Total lease payments	7,663
Less: imputed interest	(609)
Total operating lease liabilities, net of interest	$7,054